Financial instruments by category (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial instruments by category [Abstract]
Cash on hand	$ 17,000	$ 23,000	$ 21,000
Financial liabilities, at fair value	$ 661,404,000	$ 797,126,000